Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Supplement [Text Block]	aimif_SupplementTextBlock

Statutory Prospectus Supplement dated March 30, 2015

Important Notice Regarding Change in Fund Name and Investment Strategy for Invesco China Fund

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco China Fund

This supplement (1) implements portfolio manager changes effective immediately and (2) provides shareholder notice for separate changes that will become effective on June 15, 2015.

Effective June 15, 2015, Invesco China Fund will change its name to Invesco Greater China Fund.

Effective June 15, 2015, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Principal Investment Strategies of the Fund” in the prospectus:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity or equity-related instruments issued by companies located or operating in Greater China and in other instruments that have economic characteristics similar to such securities. For this purpose, Greater China currently includes mainland China, Hong Kong, Macau and Taiwan. Up to 20% of the Fund’s net assets may be invested in equity and equity related instruments issued by companies or entities not meeting the above requirement or debt securities (including convertible debt) of issuers worldwide.

Companies located or operating in Greater China include (i) companies and other entities having their registered office in Greater China, their governments or any of their respective agencies or instrumentalities or any local government, (ii) companies and other entities located outside Greater China carrying out their business activities principally (50% or more by revenue, profit, assets or production) in Greater China, or (iii) holding companies, the interests of which are principally invested in subsidiary companies with a registered office in Greater China.

The Fund invests primarily in equity securities, depositary receipts, and participation notes. The principal types of equity securities in which the Fund invests are common and preferred stock and convertible securities.

The Fund may invest in the securities of issuers of all capitalization sizes; however, the Fund may hold a significant amount of its net assets in the securities of small- and mid-capitalization issuers.

The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

In selecting securities to buy and sell, the Fund’s portfolio manager will apply an actively managed bottom-up fundamental analysis with a ‘sustainable value’ investment style. The portfolio manager focuses on acquiring companies with sustainable leadership positions and competitive advantages when they trade at a discount to their fair value. In the security selection process, the portfolio manager will consider three main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), and earnings growth.

The portfolio manager will consider whether to sell a particular security when the portfolio manager loses confidence in issuer’s management, or the issuer shows an inability to sustain clear industry leadership or competitive advantages (market share, technology, scale, etc.) or potential to become a leader in the industry.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.”

Effective June 15, 2015, the following risks are added under the heading “FUND SUMMARY – Principal Risks of Investing in the Fund” in the prospectus:

“Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.”

Effective June 15, 2015, the following risk replaces in its entirety the risk appearing under the heading “FUND SUMMARY – Principal Risks of Investing in the Fund – Unique Economic and Political Risks of Investing in China”:

“Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with the mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.”

Effective June 15, 2015, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Performance Information – Average Annual Total Returns” in the prospectus:

“Average Annual Total Returns (for the periods ended December 31, 2014)

	1 Year	5 Years	Since Inception
Class A shares: Inception (3/31/2006)
Return Before Taxes	-11.83%	-0.21%	8.49%
Return After Taxes on Distributions	-11.93	-0.27	8.28
Return After Taxes on Distributions and Sale of Fund Shares	-6.62	-0.09	6.91
Class B shares: Inception (3/31/2006)	-11.98	-0.22	8.46
Class C shares: Inception (3/31/2006)	-8.28	0.19	8.38
Class Y1 shares: Inception (10/3/2008)	-6.41	1.18	9.38
MSCI Golden Dragon Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes)[2]	7.72	5.32	7.76
MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [2]	-4.90	5.33	2.51
MSCI China 10/40 Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [2]	8.38	3.36	10.20
Lipper China Region Funds Index	-1.39	2.81	8.64

[1]	Class Y shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	The Fund has elected to use the MSCI Golden Dragon Index to represent its broad based/style specific securities market benchmark rather than the MSCI EAFE® Index and MSCI China 10/40 Index because the MSCI Golden Dragon Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Statutory Prospectus Supplement dated March 30, 2015

Important Notice Regarding Change in Fund Name and Investment Strategy for Invesco China Fund

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco China Fund

This supplement (1) implements portfolio manager changes effective immediately and (2) provides shareholder notice for separate changes that will become effective on June 15, 2015.

Effective June 15, 2015, Invesco China Fund will change its name to Invesco Greater China Fund.

Effective June 15, 2015, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – Invesco China Fund – Principal Investment Strategies of the Fund” in the prospectus:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity or equity-related instruments issued by companies located or operating in Greater China and in other instruments that have economic characteristics similar to such securities. For this purpose, Greater China currently includes mainland China, Hong Kong, Macau and Taiwan. Up to 20% of the Fund’s net assets may be invested in equity and equity related instruments issued by companies or entities not meeting the above requirement or debt securities (including convertible debt) of issuers worldwide.

Companies located or operating in Greater China include (i) companies and other entities having their registered office in Greater China, their governments or any of their respective agencies or instrumentalities or any local government, (ii) companies and other entities located outside Greater China carrying out their business activities principally (50% or more by revenue, profit, assets or production) in Greater China, or (iii) holding companies, the interests of which are principally invested in subsidiary companies with a registered office in Greater China.

The Fund invests primarily in equity securities, depositary receipts, and participation notes. The principal types of equity securities in which the Fund invests are common and preferred stock and convertible securities.

The Fund may invest in the securities of issuers of all capitalization sizes; however, the Fund may hold a significant amount of its net assets in the securities of small- and mid-capitalization issuers.

The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

In selecting securities to buy and sell, the Fund’s portfolio manager will apply an actively managed bottom-up fundamental analysis with a ‘sustainable value’ investment style. The portfolio manager focuses on acquiring companies with sustainable leadership positions and competitive advantages when they trade at a discount to their fair value. In the security selection process, the portfolio manager will consider three main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), and earnings growth.

The portfolio manager will consider whether to sell a particular security when the portfolio manager loses confidence in issuer’s management, or the issuer shows an inability to sustain clear industry leadership or competitive advantages (market share, technology, scale, etc.) or potential to become a leader in the industry.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.”

Effective June 15, 2015, the following risks are added under the heading “FUND SUMMARIES – Invesco China Fund – Principal Risks of Investing in the Fund” in the prospectus:

“Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.”

Effective June 15, 2015, the following risk replaces in its entirety the risk appearing under the heading “FUND SUMMARIES – Invesco China Fund – Principal Risks of Investing in the Fund – Unique Economic and Political Risks of Investing in China”:

“Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with the mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.”

Effective June 15, 2015, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – Invesco China Fund- Performance Information – Average Annual Total Returns” in the prospectus:

“Average Annual Total Returns (for the periods ended December 31, 2014)

	1 Year	5 Years	Since Inception
Class R5 shares: Inception (3/31/2006)
Return Before Taxes	-6.26%	1.39%	9.70%
Return After Taxes on Distributions	-6.50	1.24	9.40
Return After Taxes on Distributions and Sale of Fund Shares	-3.38	1.16	7.96
MSCI Golden Dragon Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes)[1]	7.72	5.32	7.76
MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [1]	-4.90	5.33	2.51
MSCI China 10/40 Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [1]	8.38	3.36	10.20
Lipper China Region Funds Index	-1.39	2.81	8.64

[1]	The Fund has elected to use the MSCI Golden Dragon Index to represent its broad based/style specific securities market benchmark rather than the MSCI EAFE® Index and MSCI China 10/40 Index because the MSCI Golden Dragon Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”

Class A, B, C and Y | INVESCO China Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimif_SupplementTextBlock

Statutory Prospectus Supplement dated March 30, 2015

Important Notice Regarding Change in Fund Name and Investment Strategy for Invesco China Fund

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco China Fund

This supplement (1) implements portfolio manager changes effective immediately and (2) provides shareholder notice for separate changes that will become effective on June 15, 2015.

Effective June 15, 2015, Invesco China Fund will change its name to Invesco Greater China Fund.

Effective June 15, 2015, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Principal Investment Strategies of the Fund” in the prospectus:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity or equity-related instruments issued by companies located or operating in Greater China and in other instruments that have economic characteristics similar to such securities. For this purpose, Greater China currently includes mainland China, Hong Kong, Macau and Taiwan. Up to 20% of the Fund’s net assets may be invested in equity and equity related instruments issued by companies or entities not meeting the above requirement or debt securities (including convertible debt) of issuers worldwide.

Companies located or operating in Greater China include (i) companies and other entities having their registered office in Greater China, their governments or any of their respective agencies or instrumentalities or any local government, (ii) companies and other entities located outside Greater China carrying out their business activities principally (50% or more by revenue, profit, assets or production) in Greater China, or (iii) holding companies, the interests of which are principally invested in subsidiary companies with a registered office in Greater China.

The Fund invests primarily in equity securities, depositary receipts, and participation notes. The principal types of equity securities in which the Fund invests are common and preferred stock and convertible securities.

The Fund may invest in the securities of issuers of all capitalization sizes; however, the Fund may hold a significant amount of its net assets in the securities of small- and mid-capitalization issuers.

The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

In selecting securities to buy and sell, the Fund’s portfolio manager will apply an actively managed bottom-up fundamental analysis with a ‘sustainable value’ investment style. The portfolio manager focuses on acquiring companies with sustainable leadership positions and competitive advantages when they trade at a discount to their fair value. In the security selection process, the portfolio manager will consider three main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), and earnings growth.

The portfolio manager will consider whether to sell a particular security when the portfolio manager loses confidence in issuer’s management, or the issuer shows an inability to sustain clear industry leadership or competitive advantages (market share, technology, scale, etc.) or potential to become a leader in the industry.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.”

Effective June 15, 2015, the following risks are added under the heading “FUND SUMMARY – Principal Risks of Investing in the Fund” in the prospectus:

“Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.”

Effective June 15, 2015, the following risk replaces in its entirety the risk appearing under the heading “FUND SUMMARY – Principal Risks of Investing in the Fund – Unique Economic and Political Risks of Investing in China”:

“Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with the mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.”

Effective June 15, 2015, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Performance Information – Average Annual Total Returns” in the prospectus:

“Average Annual Total Returns (for the periods ended December 31, 2014)

	1 Year	5 Years	Since Inception
Class A shares: Inception (3/31/2006)
Return Before Taxes	-11.83%	-0.21%	8.49%
Return After Taxes on Distributions	-11.93	-0.27	8.28
Return After Taxes on Distributions and Sale of Fund Shares	-6.62	-0.09	6.91
Class B shares: Inception (3/31/2006)	-11.98	-0.22	8.46
Class C shares: Inception (3/31/2006)	-8.28	0.19	8.38
Class Y1 shares: Inception (10/3/2008)	-6.41	1.18	9.38
MSCI Golden Dragon Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes)[2]	7.72	5.32	7.76
MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [2]	-4.90	5.33	2.51
MSCI China 10/40 Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [2]	8.38	3.36	10.20
Lipper China Region Funds Index	-1.39	2.81	8.64

[1]	Class Y shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	The Fund has elected to use the MSCI Golden Dragon Index to represent its broad based/style specific securities market benchmark rather than the MSCI EAFE® Index and MSCI China 10/40 Index because the MSCI Golden Dragon Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Class R5 | INVESCO China Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimif_SupplementTextBlock

Statutory Prospectus Supplement dated March 30, 2015

Important Notice Regarding Change in Fund Name and Investment Strategy for Invesco China Fund

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco China Fund

This supplement (1) implements portfolio manager changes effective immediately and (2) provides shareholder notice for separate changes that will become effective on June 15, 2015.

Effective June 15, 2015, Invesco China Fund will change its name to Invesco Greater China Fund.

Effective June 15, 2015, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – Invesco China Fund – Principal Investment Strategies of the Fund” in the prospectus:

“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity or equity-related instruments issued by companies located or operating in Greater China and in other instruments that have economic characteristics similar to such securities. For this purpose, Greater China currently includes mainland China, Hong Kong, Macau and Taiwan. Up to 20% of the Fund’s net assets may be invested in equity and equity related instruments issued by companies or entities not meeting the above requirement or debt securities (including convertible debt) of issuers worldwide.

Companies located or operating in Greater China include (i) companies and other entities having their registered office in Greater China, their governments or any of their respective agencies or instrumentalities or any local government, (ii) companies and other entities located outside Greater China carrying out their business activities principally (50% or more by revenue, profit, assets or production) in Greater China, or (iii) holding companies, the interests of which are principally invested in subsidiary companies with a registered office in Greater China.

The Fund invests primarily in equity securities, depositary receipts, and participation notes. The principal types of equity securities in which the Fund invests are common and preferred stock and convertible securities.

The Fund may invest in the securities of issuers of all capitalization sizes; however, the Fund may hold a significant amount of its net assets in the securities of small- and mid-capitalization issuers.

The Fund may invest up to 100% of its net assets in foreign securities, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

In selecting securities to buy and sell, the Fund’s portfolio manager will apply an actively managed bottom-up fundamental analysis with a ‘sustainable value’ investment style. The portfolio manager focuses on acquiring companies with sustainable leadership positions and competitive advantages when they trade at a discount to their fair value. In the security selection process, the portfolio manager will consider three main factors, including valuation, management/franchise value determination (including management and ownership, earnings quality, balance sheet quality and product quality), and earnings growth.

The portfolio manager will consider whether to sell a particular security when the portfolio manager loses confidence in issuer’s management, or the issuer shows an inability to sustain clear industry leadership or competitive advantages (market share, technology, scale, etc.) or potential to become a leader in the industry.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.”

Effective June 15, 2015, the following risks are added under the heading “FUND SUMMARIES – Invesco China Fund – Principal Risks of Investing in the Fund” in the prospectus:

“Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will rise when the FRB and central banks raise these rates. This risk is heightened due to the “tapering” of the FRB’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.”

Effective June 15, 2015, the following risk replaces in its entirety the risk appearing under the heading “FUND SUMMARIES – Invesco China Fund – Principal Risks of Investing in the Fund – Unique Economic and Political Risks of Investing in China”:

“Unique Economic and Political Risks of Investing in Greater China. Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. For example, changes to their political and economic relationships with the mainland China could adversely impact the Fund’s investments in Taiwan and Hong Kong. Additionally, developing countries, such as those in Greater China, may subject the Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which the Fund invests. Chinese taxes that may apply to the Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.”

Effective June 15, 2015, the following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES – Invesco China Fund- Performance Information – Average Annual Total Returns” in the prospectus:

“Average Annual Total Returns (for the periods ended December 31, 2014)

	1 Year	5 Years	Since Inception
Class R5 shares: Inception (3/31/2006)
Return Before Taxes	-6.26%	1.39%	9.70%
Return After Taxes on Distributions	-6.50	1.24	9.40
Return After Taxes on Distributions and Sale of Fund Shares	-3.38	1.16	7.96
MSCI Golden Dragon Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes)[1]	7.72	5.32	7.76
MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [1]	-4.90	5.33	2.51
MSCI China 10/40 Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or taxes) [1]	8.38	3.36	10.20
Lipper China Region Funds Index	-1.39	2.81	8.64

[1]	The Fund has elected to use the MSCI Golden Dragon Index to represent its broad based/style specific securities market benchmark rather than the MSCI EAFE® Index and MSCI China 10/40 Index because the MSCI Golden Dragon Index more closely reflects the performance of the types of securities in which the Fund invests.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”